Note Exchange Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Note Exchange Agreement

NOTE 9 – NOTE EXCHANGE AGREEMENT

On April 30, 2019, the Company entered into a Shares for Note Exchange Agreement (each, an “Agreement” and collectively, the “Agreements”) with certain holders of the Company’s preferred stock (the “Converting Stockholders”). Pursuant to the terms of the Agreements, the Company agreed to exchange the preferred shares held by the respective Converting Stockholders for promissory notes as follows:

Series of Preferred Stock	No. of Converting Holders of Preferred Stock	Aggregate No. of Shares Held by Converting Stockholders	Aggregate Principal Amount of Notes into which Shares Converted
B	1	222	$11
C	1	123,526	$12,353
D	3	147,577	$29,516
E	—	—	$—
F	1	23,333	$233
G	2	346,840	$3,468
H	3	916	$916
I	3	3,241	$3,241
J	5	4,296	$42,961
K	7	70,571	$70,571
L	3	1,333	$5,000
	TOTAL:	721,855	$168,270

In exchange for the above-referenced shares of preferred stock, the Company issued a promissory note (each, a “Note” and collectively, the “Notes”) to each of the Converting Stockholders on April 30, 2019. Each Note bears interest at a rate of 6% per annum and is due on the second anniversary of the issuance date. Interest accrues on a simple interest, non-compounded basis and will be added to the principal amount on the maturity date. In the event that any amount due under a Note is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may prepay the Notes at any time.

During the fiscal year ended December 31, 2019, the Company repaid $46,422 of the notes, leaving a balance of $121,848 as long-term notes payable. For the three months ended September 30, 2020 and 2019, the Company recorded interest of $1,843 and $1,843, respectively. For the nine months ended September 30, 2020 and 2019, the Company recorded interest in relation to the note of $5,488 and $3,065, respectively. As of September 30, 2020, the company reclassified the note from long term to short term, resulting in current portion of notes payable of $121,848.

NOTE 9 – NOTE EXCHANGE AGREEMENT

On April 30, 2019, the Company entered into a Shares for Note Exchange Agreement (each, an “Agreement” and collectively, the “Agreements”) with certain holders of the Company’s preferred stock (the “Converting Stockholders”). Pursuant to the terms of the Agreements, the Company agreed to exchange the preferred shares held by the respective Converting Stockholders for promissory notes as follows:

Series of Preferred Stock	No. of Converting Holders of Preferred Stock	Aggregate No. of Shares Held by Converting Stockholders	Aggregate Principal Amount of Notes into which Shares Converted
B	1	222	$11
C	1	123,526	$12,353
D	3	147,577	$29,516
E	—	—	$—
F	1	23,333	$233
G	2	346,840	$3,468
H	3	916	$916
I	3	3,241	$3,241
J	5	4,296	$42,961
K	7	70,571	$70,571
L	3	1,333	$5,000
	TOTAL:	721,855	$168,270

In exchange for the above-referenced shares of preferred stock, the Company issued a promissory note (each, a “Note” and collectively, the “Notes”) to each of the Converting Stockholders on April 30, 2019. Each Note bears interest at a rate of 6% per annum and is due on the second anniversary of the issuance date. Interest accrues on a simple interest, non-compounded basis and will be added to the principal amount on the maturity date. In the event that any amount due under a Note is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid. The Company may prepay the Notes at any time.

For the year ended December 31, 2019, the Company repaid $46,422 of the notes, leaving a balance of $121,848 as long-term notes payable. For the years ended December 31, 2019 and 2018, the Company recorded interest in relation to the note of $4,907 and $0, respectively.